Investment Properties - Summary of Changes in Investment Property (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,479,493
Ending balance	869,709	$ 1,479,493
Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	54,573
Beginning balance	277,829
Depreciation for the fiscal year		3,714
Ending balance		54,573
Ending balance	222,664	277,829
Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,201,664
Ending balance	647,045	1,201,664
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,610,700	1,598,778
Total life estimated in years	50 years
Increases	$ 127,123	105,829
Decrease	23,723	64
Ending balance		1,610,700
Transfers	(779,285)	(93,843)	[1]
Exchange differences	(66)
Cost [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	332,402	$ 332,401
Total life estimated in years		50 years
Increases		$ 2
Decrease		0
Ending balance		332,402
Transfers	(101,393)	(1)	[1]
Cost [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 1,278,298	$ 1,266,377
Total life estimated in years	50 years	50 years
Increases	$ 127,123	$ 105,827
Decrease	23,723	64
Ending balance		1,278,298
Transfers	(677,892)	(93,842)	[1]
Exchange differences	(66)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	131,207	109,476
Decrease	3,884	7
Depreciation for the fiscal year	35,981	21,572
Ending balance	65,040	131,207
Transfers	(98,264)	166	[1]
Accumulated depreciation and amortisation [member] | Rented properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	54,573	50,858
Depreciation for the fiscal year	3,378
Ending balance	8,345	54,573
Transfers	(49,606)	1	[1]
Accumulated depreciation and amortisation [member] | Other investment properties [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	76,634	58,618
Decrease	3,884	7
Depreciation for the fiscal year	32,603	17,858
Ending balance	56,695	76,634
Transfers	$ (48,658)	$ 165	[1]

[1]	During the fiscal year 2020, under this item transfers were made from / to property, plant and equipment.